Long-term receivables, investments and other (Long-term receivables, investments and other) (Details)	12 Months Ended
	Dec. 31, 2022 CAD ($) lb kg	Dec. 31, 2021 CAD ($) lb
Categories Of Noncurrent Financial Assets [Abstract]
Deferred charges	$ 29,585,000	$ 0
Derivatives	2,807,000	32,098,000
Investment tax credits	95,812,000	95,722,000
Amounts receivable related to tax dispute	295,221,000	295,221,000
Product loan	200,998,000	176,904,000
Other	3,264,000	814,000
Total (current and non current portion)	627,687,000	600,759,000
Less current portion	(32,180,000)	(23,232,000)
Net	$ 595,507,000	$ 577,527,000
Uranium [member] | Orano Canada Inc [member]
Disclosure of products and services [line items]
Product loan maturity	December 31, 2028
Product loan quantity | lb	3,571,001	5,400,000
Repayment on loan receivable | lb	1,828,999
Undrawn Loan Receivables Quantity | lb	1,200,000
Undrawn Loan Maturity Date	December 31, 2027
Uranium conversion supply [member] | Orano Canada Inc [member]
Disclosure of products and services [line items]
Product loan maturity	December 31, 2035
Product loan quantity | kg	700,000
Maximum quantity of raw materials | kg	1,148,200